20. Suppliers (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Suppliers Abstract
Balance to be paid to related parties	R$ 1,822	R$ 1,107